SCHEDULE OF OTHER NON-CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets, non-current, net	$ 359,519	$ 811,026
Total	$ 359,519	$ 811,026